RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Benefits Paid to Participants (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
BP Employee Savings Plan (Plan No. 001)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants per the financial statements	$ 941,744
Less: Certain deemed distributions of participant loans	(9)
Benefits paid to participants per Form 5500	941,735
BP Partnership Savings Plan (Plan No. 051)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants per the financial statements	5,466
Less: Certain deemed distributions of participant loans	0
Benefits paid to participants per Form 5500	5,466
BP DirectSave Plan (Plan No. 052)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants per the financial statements	6,763
Less: Certain deemed distributions of participant loans	19
Benefits paid to participants per Form 5500	6,782
BPX Energy Employee Savings Plan (Plan No. 100)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants per the financial statements	36,209
Less: Certain deemed distributions of participant loans	0
Benefits paid to participants per Form 5500	36,209
Archaea Employee Savings Plan (Plan No. 101)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants per the financial statements	5,363
Less: Certain deemed distributions of participant loans	0
Benefits paid to participants per Form 5500	$ 5,363